Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable [Abstract]
Schedule of Future Expected Maturities of Notes Payable

As of March 31, 2026, future expected maturities of the Company’s notes payable are as follows:

2026	$36,000,147
2027	5,364,139
2028	5,746,548
2029	6,194,706
2030	6,661,568
Thereafter	63,343,085
Total	$123,310,193
Less: Current maturities	(121,254,888)
Less: Closing costs	(2,055,305)
Total notes payable, net of current maturities, net of closing costs	$—

As of December 31, 2025, future expected maturities of the Company’s notes payable are as follows:

2026	$36,704,913
2027	5,364,139
2028	5,746,548
2029	6,194,706
2030	6,661,568
Thereafter	63,343,086
Total	$124,014,960
Less: Current maturities	(121,915,613)
Less: Closing costs	(2,099,347)
Total notes payable, net of current maturities, net of closing costs	$—